Document And Entity Information	Dec. 10, 2021
Document Information [Line Items]
Entity, Registrant Name	WaveDancer, Inc.
Document, Type	8-K/A
Document, Period End Date	Dec. 10, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-22405
Entity, Tax Identification Number	54-1167364
Entity, Address, Address Line One	12015 Lee Jackson Memorial Highway, Ste 210
Entity, Address, City or Town	Fairfax
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22033
City Area Code	703
Local Phone Number	383-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WAVD
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 12-10-21
Amendment Flag	true
Entity, Central Index Key	0000803578